Leases (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease [Abstract]
Depreciation expense of right-of-use assets	$ (642)	$ 880
Interest expense	272	345
Expenses relating to short term leases	39	151
Variable lease payments	516	155
Total amount recognized in consolidated statement of operations and comprehensive loss	$ 185	$ 1,531